Accounting policies - Summary of the Impact of Adopting IFRS 15 (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of initial application of standards or interpretations [line items]
Revenue	[1],[2]	£ 15,602.4	£ 15,804.2		£ 14,887.3
Costs of services		(12,663.5)	(12,629.0)	[2]	(11,846.5)	[2]
Gross profit		£ 2,938.9	3,175.2	[2]	3,040.8	[2]
Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Revenue			15,265.4		14,388.9
Costs of services			(12,090.2)		(11,348.1)
Gross profit			3,175.2		3,040.8
Impact due to adoption of IFRS 15 [member]
Disclosure of initial application of standards or interpretations [line items]
Revenue			538.8		498.4
Costs of services			£ (538.8)		£ (498.4)

[1]	Intersegment sales have not been separately disclosed as they are not material.
[2]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.